Stockholders' equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Authorized preferred stock (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0
Treasury shares acquired in connection with the board-authorized stock repurchase program (in shares)	77,564,013	59,757,780	59,466,168
Stock repurchase authorizations remaining, no expiration date specified	$ 6.0